Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net earnings (loss)	$ 172	$ 368	$ 214
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	91	92	93
(Gain) loss from sale of fixed assets		(3)	(4)
(Gain) loss on sale of power generating facility assets		(5)
Deferred income taxes	(10)	26	30
Pay-in-kind interest and accretion on notes receivable from affiliates	(17)	(16)	(14)
(Income) loss from affiliates	(70)	(37)	4
Dividends received from affiliates	69	14	11
Other investment income (loss), net	5	(2)	(8)
(Gain) loss on sale of controlling interest in a subsidiary		(66)
Other, net	5		1
Changes in assets and liabilities:
Receivables, net of allowance	119	(7)	(154)
Inventories	(35)	(81)	36
Other current assets	(3)	24	(13)
Current liabilities, exclusive of debt	75	44	(73)
Other, net	15	23	2
Net cash from operating activities	416	374	125
Cash flows from investing activities:
Purchase of short-term investments	(1,320)	(1,097)	(612)
Proceeds from the sale of short-term investments	526	876	625
Proceeds from the maturity of short-term investments	29	18	6
Capital expenditures	(139)	(121)	(150)
Proceeds from the sale of fixed assets	48	8	15
Proceeds from the sale of power generating facility assets		8
Investments in and advances to affiliates, net	(119)	(31)	(39)
Long-term notes receivable issued to affiliates		(1)	(17)
Principal payments received on long-term notes receivable from affiliates		1	81
Principal payments received on notes receivable	2	2	19
Purchase of long-term investments	(28)	(3)	(4)
Proceeds from the sale of controlling interest in a subsidiary		74
Other, net	(3)	1	(2)
Net cash from investing activities	(1,004)	(265)	(78)
Cash flows from financing activities:
Notes payable to banks, net	83	17	41
Proceeds from long-term debt	522
Principal payments of long-term debt		(91)	(54)
Repurchase of common stock		(53)	(24)
Other, net		(2)	(1)
Net cash from financing activities	605	(129)	(38)
Effect of exchange rate change on cash	(3)	1	(2)
Net change in cash and cash equivalents	14	(19)	7
Cash and cash equivalents at beginning of year	36	55	48
Cash and cash equivalents at end of period	$ 50	$ 36	$ 55